Income Taxes (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes Abstract
Loss before income taxes	$ (13,987)	$ (17,674)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery	$ (3,776)	$ (4,772)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	918	286
Share issuance costs	(63)	(469)
Adjustment to tax estimates	151	(48)
Amortization of flow-through share premium	(234)	(634)
Flow-through expenditures renunciation	822	2,542
Difference in future and foreign tax rates	(37)	(111)
Other	18	(40)
Increase (decrease) in unrecognized tax asset	2,147	3,246
Income tax recovery	$ (54)	$ 0